Income Taxes - Schedule of income before income taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Taxes
Income before taxes and income from equity in affiliates	¥ 867,605	$ 118,861	¥ 1,209,247	¥ 1,149,549
Mainland China
Income Taxes
Income before taxes and income from equity in affiliates	493,222	67,571	283,045	588,048
Hong Kong
Income Taxes
Income before taxes and income from equity in affiliates	237,512	32,539	743,619	389,517
Cayman Islands
Income Taxes
Income before taxes and income from equity in affiliates	13,409	1,837	6,537	39,463
Others
Income Taxes
Income before taxes and income from equity in affiliates	¥ 123,462	$ 16,914	¥ 176,046	¥ 132,521